DE-SPAC	12 Months Ended
Dec. 31, 2024
DE-SPAC
DE-SPAC

3.DE-SPAC

On May 31, 2023, Pegasus Digital Mobility Acquisition Corp., a Cayman Islands exempted company (“Pegasus”), SCHMID GmbH (“SCHMID GmbH”), SCHMID Group N.V. (formerly known as Pegasus TopCo B.V., “SCHMID Group N.V.”), Pegasus MergerSub Corp., a Cayman Islands exempted company (“Merger Sub”) entered into a Business Combination Agreement (the “Business Combination Agreement”), contemplating several transactions, and in connection with which, Pegasus would be merged with and into Merger Sub, with Merger Sub as the surviving company, SCHMID GmbH N.V. would be the ultimate parent company of SCHMID GmbH (altogether: “Business Combination”).

SCHMID Group N.V. was incorporated for the purpose of holding Merger Sub and SCHMID GmbH following the consummation of the Business Combination which occurred on April 30, 2024. Ordinary shares and warrants issued by SCHMID Group N.V. are listed on the Nasdaq.

The merger of Pegasus constituted a transaction by SCHMID Group N.V., which is accounted for within the scope of IFRS 2 as a “reverse recapitalization”.

As part of the transaction, former shareholders of Pegasus (public shareholders, sponsors and directors) received 7,843,501 shares of SCHMID Group N.V. and 17,000,000 warrants (“SCHMID Group N.V.Warrants”) to purchase ordinary shares of SCHMID Group N.V. In exchange, SCHMID Group N.V. received the net assets held by Pegasus, which had a fair value of negative €3.5 million upon closing of the transaction on April 30, 2024. The net assets included €47.7 million of cash and cash equivalents held in Pegasus trust account, current liabilities of €10.6 million, warrant liabilities of €1.4 million and €2.3 million deferred underwriting commissions. Upon closing of the Pegasus Merger, Pegasus Warrants were converted into SCHMID Group N.V. Warrants.

In accordance with IFRS 2, the difference between (i) the fair value of the net assets contributed by Pegasus and (ii) the fair value of equity instruments issued to the former Pegasus shareholders was recognized as an expense. As a result, the Company recorded share listing expense of €71.6 million (see Note 13 Share listing expense).

The SCHMID Group N.V. Warrants entitle the holder to subscribe to SCHMID Group N.V.’s shares at a fixed (or determinable) exercise price for a specified period, subject to the terms of the warrant agreement. The SCHMID Group warrants include a cashless exercise feature that provides for settlement in a variable number of shares. Accordingly, the SCHMID Group N.V. Warrants do not meet the criteria for equity classification and are accounted for as financial liabilities measured at fair value through profit and loss, with changes in fair value recognized in profit or loss.

The Pegasus merger closed on April 30, 2024. Upon Closing, SCHMID Group N.V. became a publicly traded company on the Nasdaq under the ticker “SHMD”. The SCHMID Group N.V. Warrants are traded under the ticker SHMDW. The Company incurred incremental transaction costs directly attributable to the issuance of  shares to Pegasus shareholders of €4.6 million, which were recorded as a reduction from equity (in capital reserve).